Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investments:
Fixed maturity securities available for sale, at fair value, at March 31, 2018 and December 31, 2017 includes pledged fixed maturity securities of $414 and $364, respectively, related to secured trust deposits	$ 1,816	$ 2,407
Investments in unconsolidated affiliates	150	150
Other long-term investments	110	42
Short-term investments, includes pledged short term investments of $3 and $212 at December 31, 2017 and 2016, respectively, related to secured trust deposits	295	482
Total investments	3,371	3,782
Cash and cash equivalents, at December 31, 2017 and 2016, includes pledged cash of $475 and $331, respectively, related to secured trust deposits	1,110	1,049
Trade and notes receivables, net of allowance of $18 and $21 at December 31, 2017 and 2016, respectively	317	322
Goodwill	2,746	2,555
Prepaid expenses and other assets	398	422
Other intangible assets, net	618	585
Title plants	398	395
Property and equipment, net	193	192
Assets of discontinued operations	0	5,219
Total assets	9,151	14,521
Liabilities:
Accounts payable and other accrued liabilities	955	933
Income taxes payable	137	4
Notes payable	759	987
Reserve for title claim losses	1,490	1,487
Secured trust deposits	830	860
Deferred tax liability	169	370
Liabilities of discontinued operations	0	2,638
Total liabilities	4,340	7,279
Commitments and Contingencies:
Redeemable non-controlling interest by 21% minority holder of ServiceLink Holdings, LLC	344	344
Equity:
Preferred stock, $0.0001 par value; authorized, 50,000,000 shares; issued and outstanding, none	0	0
Additional paid-in capital	4,587	4,848
Retained earnings	217	1,784
Accumulated other comprehensive earnings (loss)	111	(13)
Less: Treasury stock, 13,286,567 shares and 27,001,492 shares as of December 31, 2017 and 2016, respectively, at cost	(468)	(623)
Total Fidelity National Financial, Inc. shareholders’ equity	4,447	5,996
Noncontrolling interests	20	902
Total equity	4,467	6,898
Total liabilities, redeemable non-controlling interest and equity	9,151	14,521
FNF Group Common Stock
Equity:
Common stock	0	0
FNFV Group Common Stock
Equity:
Common stock	0	0
Preferred stock available for sale
Investments:
Equity securities available for sale, at fair value	319	315
Equity securities available for sale
Investments:
Equity securities available for sale, at fair value	$ 681	$ 386